SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - REGISTRANT BALANCE SHEETS (Parenthetical) (Details) - $ / shares shares in Thousands	Dec. 31, 2020	Dec. 31, 2019
Common Stock, Par or Stated Value Per Share	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	40,907	40,335
Ordinary share, shares outstanding	35,898	35,525
Treasury shares	5,009	4,810
UTSTARCOM HOLDINGS CORP
Common Stock, Par or Stated Value Per Share	$ 0.00375	$ 0.00375
Ordinary share, authorized shares	250,000	250,000
Ordinary share, shares issued	40,907	40,335
Ordinary share, shares outstanding	35,898	35,525
Treasury shares	5,009	4,810